                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]  Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Virtus Investment Advisers, Inc.
Address: 100 Pearl Street, Hartford, CT 06103

Form 13F File Number:  028-00085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin J. Carr
Title:   Vice President and Clerk
Phone:   (860) 263-4791

Signature, Place and Date of Signing:

    /s/ Kevin J. Carr             Hartford, CT               May 11, 2011
-------------------------   ------------------------   -------------------------
       (Signature)               (City, State)                  (Date)


Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting Manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:                Manager:
---------------------                --------
028-11020                   Aberdeen Asset Management, Inc.

028-00242                   The Boston Company Asset Management LLC

028-01420                   Duff & Phelps Investment Management Co.

028-12511                   Goodwin Capital Advisers, Inc.

028-04529                   Harris Investment Management, Inc., and its related
                            subsidiaries

028-05792                   Kayne Anderson Rudnick Investment Management, LLC

028-01646                   Sasco Capital, Inc.

028-06450                   SCM Advisors LLC

028-04490                   Vontobel Asset Management, Inc.

                              Form 13F Summary Page

                                 Report Summary:

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $2,627,634,736.22

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                                    FORM 13f
               REPORTING MANAGER: Virtus Investment Advisers, Inc.
                      FOR THE QUARTER ENDED: March 31, 2011

ITEM 1                  ITEM 2     ITEM 3       ITEM 4          ITEM 5                 ITEM 6     ITEM 7            Item 8
-------------------- ----------- --------- ---------------- --------------         ------------- -------- -------------------------
                                                                                                              VOTING AUTHORITY
                                                                                                          -------------------------
                                                 FAIR         SHARES OR
                       TITLE OF    CUSIP        MARKET        PRINCIPAL   SH/ PUT/   INVESTMENT                SOLE     SHARED NONE
   NAME OF ISSUER       CLASS      NUMBER       VALUE           AMOUNT    PRN CALL   DISCRETION  MANAGERS      (A)        (B)  (C)
-------------------- ----------- --------- ---------------- ------------- --- ---- ------------- -------- ------------- ------ ----
ALASKA AIR GROUP INC COMMON      011659109    18,264,960.00    288,000.00 SH          288,000.00     1.00    288,000.00
ALCOA INC            COMMON      013817101    20,103,350.00  1,139,000.00 SH        1,139,000.00     1.00  1,139,000.00
ALTRIA GROUP INC     COMMON      02209S103    18,038,790.00    693,000.00 SH          693,000.00     1.00    693,000.00
AMAZON.COM INC       COMMON      023135106    19,634,170.00    109,000.00 SH          109,000.00     1.00    109,000.00
AMKOR TECHNOLOGY INC COMMON      031652100    17,153,300.00  2,545,000.00 SH        2,545,000.00     1.00  2,545,000.00
APPLE INC            COMMON      037833100    18,572,385.00     53,300.00 SH           53,300.00     1.00     53,300.00
AUTOZONE INC         COMMON      053332102    19,258,624.00     70,400.00 SH           70,400.00     1.00     70,400.00
BANK OF AMERICA CORP COMMON      060505104    17,795,550.00  1,335,000.00 SH        1,335,000.00     1.00  1,335,000.00
BEST BUY CO INC      COMMON      086516101    14,991,840.00    522,000.00 SH          522,000.00     1.00    522,000.00
BIOGEN IDEC INC      COMMON      09062X103    20,035,470.00    273,000.00 SH          273,000.00     1.00    273,000.00
CATERPILLAR INC      COMMON      149123101    18,706,800.00    168,000.00 SH          168,000.00     1.00    168,000.00
CHESAPEAKE ENERGY
 CORP                COMMON      165167107    17,866,160.00    533,000.00 SH          533,000.00     1.00    533,000.00
CHEVRON CORP         COMMON      166764100    18,263,100.00    170,000.00 SH          170,000.00     1.00    170,000.00
CITIGROUP INC        COMMON      172967101    16,420,300.00  3,715,000.00 SH        3,715,000.00     1.00  3,715,000.00
CLIFFS NATURAL
 RESOURCES INC       COMMON      18683K101     9,140,040.00     93,000.00 SH           93,000.00     1.00     93,000.00
COMCAST CORP         COMMON      20030N101    19,726,560.00    798,000.00 SH          798,000.00     1.00    798,000.00
CONOCOPHILLIPS       COMMON      20825C104    17,888,640.00    224,000.00 SH          224,000.00     1.00    224,000.00
CORNING INC          COMMON      219350105    18,257,550.00    885,000.00 SH          885,000.00     1.00    885,000.00
CUMMINS INC          COMMON      231021106    19,841,220.00    181,000.00 SH          181,000.00     1.00    181,000.00
DARDEN RESTAURANTS
 INC                 COMMON      237194105    18,276,360.00    372,000.00 SH          372,000.00     1.00    372,000.00
DRYSHIPS INC         COMMON      Y2109Q101    14,221,350.00  2,873,000.00 SH        2,873,000.00     1.00  2,873,000.00
DU PONT (E I) DE
 NEMOURS             COMMON      263534109    20,283,930.00    369,000.00 SH          369,000.00     1.00    369,000.00
EL PASO CORP         COMMON      28336L109    17,820,000.00    990,000.00 SH          990,000.00     1.00    990,000.00
FOSTER WHEELER AG    COMMON      H27178104    19,110,960.00    508,000.00 SH          508,000.00     1.00    508,000.00
FREEPORT-MCMORAN
 COP&GOLD            COMMON      35671D857    18,275,950.00    329,000.00 SH          329,000.00     1.00    329,000.00
GILEAD SCIENCES
 INC                 COMMON      375558103    18,206,760.00    429,000.00 SH          429,000.00     1.00    429,000.00
GOLDMAN SACHS GROUP
 INC                 COMMON      38141G104    16,480,880.00    104,000.00 SH          104,000.00     1.00    104,000.00
HALLIBURTON CO       COMMON      406216101    19,138,560.00    384,000.00 SH          384,000.00     1.00    384,000.00
HEWLETT-PACKARD CO   COMMON      428236103    16,633,820.00    406,000.00 SH          406,000.00     1.00    406,000.00
INTEL CORP           COMMON      458140100    16,398,210.00    813,000.00 SH          813,000.00     1.00    813,000.00
INTL BUSINESS
 MACHINES CORP       COMMON      459200101    19,242,260.00    118,000.00 SH          118,000.00     1.00    118,000.00
ISHARES BARCLY 7-10
 YR TREAS            COMMON      464287440       123,238.50      1,325.00 SH            1,325.00     1.00      1,325.00
ISHARES IBOXX HI YLD
 CORP BD             COMMON      464288513       120,467.00      1,310.00 SH            1,310.00     1.00      1,310.00
ISHARES MSCI
 EMERGING MKT FD     COMMON      464287234       441,374.50      9,065.00 SH            9,065.00     1.00      9,065.00
ISHARES S&P NA NAT
 RES SECTR           COMMON      464287374    25,191,245.00    537,700.00 SH          537,700.00     1.00    537,700.00
ISHARES S&P NATL
 AMT-FREE BD         COMMON      464288414       119,837.50      1,205.00 SH            1,205.00     1.00      1,205.00
ISHARES TR DJ US
 REAL ESTATE         COMMON      464287739        86,130.00      1,450.00 SH            1,450.00     1.00      1,450.00
ISHARES TR MSCI EAFE
 INDEX               COMMON      464287465       422,733.50      7,035.00 SH            7,035.00     1.00      7,035.00
L-3 COMMUNICATIONS
 HLDGS INC           COMMON      502424104    18,481,160.00    236,000.00 SH          236,000.00     1.00    236,000.00
LULULEMON
 ATHLETICA INC       COMMON      550021109    18,344,300.00    206,000.00 SH          206,000.00     1.00    206,000.00
MASSEY ENERGY CO     COMMON      576206106    19,550,960.00    286,000.00 SH          286,000.00     1.00    286,000.00
MCDONALD'S CORP      COMMON      580135101    16,968,070.00    223,000.00 SH          223,000.00     1.00    223,000.00

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
MONSANTO CO          COMMON      61166W101    19,943,760.00    276,000.00 SH          276,000.00     1.00    276,000.00
NUCOR CORP           COMMON      670346105    17,809,740.00    387,000.00 SH          387,000.00     1.00    387,000.00
OCCIDENTAL PETROLEUM
 CORP                COMMON      674599105    19,957,590.00    191,000.00 SH          191,000.00     1.00    191,000.00
PEPSICO INC          COMMON      713448108    16,617,780.00    258,000.00 SH          258,000.00     1.00    258,000.00
PETROBRAS-PETROLEO
 BRASILIER           SPONS. ADR. 71654V408    20,457,580.00    506,000.00 SH          506,000.00     1.00    506,000.00
POTASH CORP SASK INC COMMON      73755L107    18,739,740.00    318,000.00 SH          318,000.00     1.00    318,000.00
POWERSHARES DB COMMD
 IDX TRG             COMMON      73935S105    36,904,896.00  1,209,600.00 SH        1,209,600.00     1.00  1,209,600.00
POWERSHARES DB
 G10 CRNCY HRV       COMMON      73935Y102    22,481,113.00    922,870.00 SH          922,870.00     1.00    922,870.00
QUALCOMM INC         COMMON      747525103    19,026,010.00    347,000.00 SH          347,000.00     1.00    347,000.00
RESEARCH IN MOTION
 LTD                 COMMON      760975102    15,556,750.00    275,000.00 SH          275,000.00     1.00    275,000.00
SANDISK CORP         COMMON      80004C101    16,961,120.00    368,000.00 SH          368,000.00     1.00    368,000.00
SECTOR SPDR
 (MATERIALS)         COMMON      81369Y100   183,430,249.16  4,582,348.00 SH        4,582,348.00     1.00  4,582,348.00
SECTOR SPDR
 (HEALTH CARE)       COMMON      81369Y209   182,982,482.91  5,523,251.00 SH        5,523,251.00     1.00  5,523,251.00
SECTOR SPDR
 (SBI CONS
 STPLS)              COMMON      81369Y308   182,111,657.36  6,082,658.00 SH        6,082,658.00     1.00  6,082,658.00
SECTOR SPDR
 (CONSUMER
 DISCR)              COMMON      81369Y407   181,949,386.55  4,664,051.00 SH        4,664,051.00     1.00  4,664,051.00
SECTOR SPDR (SBI
 INT-ENERGY)         COMMON      81369Y506   189,441,566.50  2,373,703.00 SH        2,373,703.00     1.00  2,373,703.00
SECTOR SPDR (SBI
 INT-FINL)           COMMON      81369Y605   176,907,927.30 10,780,830.00 SH       10,780,830.00     1.00 10,780,830.00
SECTOR SPDR (SBI
 INT-INDS)           COMMON      81369Y704   183,532,482.00  4,870,869.00 SH        4,870,869.00     1.00  4,870,869.00
SECTOR SPDR (SBI
 INT-TECH)           COMMON      81369Y803   178,575,487.44  6,849,895.00 SH        6,849,895.00     1.00  6,849,895.00
SECTOR SPDR (SBI
 INT-UTILS)          COMMON      81369Y886   180,356,662.00  5,653,949.00 SH        5,653,949.00     1.00  5,653,949.00
SPDR S&P 500 ETF
 TRUST               COMMON      78462F103        83,481.00        630.00 SH              630.00     1.00        630.00
UNION PACIFIC CORP   COMMON      907818108    18,781,030.00    191,000.00 SH          191,000.00     1.00    191,000.00
UNITED CONTINENTAL
 HLDGS INC           COMMON      910047109    16,736,720.00    728,000.00 SH          728,000.00     1.00    728,000.00
UNITEDHEALTH GROUP
 INC                 COMMON      91324P102    18,622,400.00    412,000.00 SH          412,000.00     1.00    412,000.00
VERIZON
 COMMUNICATIONS
 INC                 COMMON      92343V104    19,732,480.00    512,000.00 SH          512,000.00     1.00    512,000.00
VISA INC             COMMON      92826C839    17,079,840.00    232,000.00 SH          232,000.00     1.00    232,000.00
WILLIAMS COS INC     COMMON      969457100    18,957,440.00    608,000.00 SH          608,000.00     1.00    608,000.00

                                           2,627,634,736.22